ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME

	Foreign currency
	exchange differences				Net changes in
	on translation of		Net changes in		financial assets
	foreign operations		cash flow hedges		carried at FVOCI			Total
	2022	2021	2022	2021	2022	2021	2022	2021
Balances, beginning of year	$64.5	$225.9	$(5.2)	$(33.3)	$(1.2)	$0.6	$58.1	$193.2
Other comprehensive (loss) income	(93.9)	(161.4)	4.7	28.1	(0.1)	(1.8)	(89.3)	(135.1)
Balances, end of year	$(29.4)	$64.5	$(0.5)	$(5.2)	$(1.3)	$(1.2)	$(31.2)	$58.1